Annual Total Returns - Franklin Adjustable U.S. Government Securities Fund [BarChart] - Franklin Investors Securities Trust - FIST2-35 - Franklin Adjustable U.S. Government Securities Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	1.73%
Annual Return 2012	1.42%
Annual Return 2013	(0.16%)
Annual Return 2014	0.65%
Annual Return 2015	(0.68%)
Annual Return 2016	0.09%
Annual Return 2017	none
Annual Return 2018	0.77%
Annual Return 2019	1.99%
Annual Return 2020	1.14%